Morrison Warren Partner	Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3484 warren@chapman.com

May 13, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Exchange Listed Funds Trust
(Registration Nos. 333-180871; 811-22700)

Ladies and Gentlemen:

On behalf of the Exchange Listed Funds Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 253 and under the Investment Company Act of 1940, as amended, Amendment No. 255 to the Registrant’s registration statement on Form N-1A (the “Amendment”). This Amendment relates to the proposed registration of the Long Pond Real Estate Select ETF, a new series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures